14. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 30,053,000
State net operating loss carry forwards	$ 28,172,000
Operating loss carryforward expiration date	Dec. 31, 2038
Net deferred tax assets before valuation allowance	$ 2,809,700
Statutory tax rate	21.00%